Centerstone Investors Fund

Class A (Symbol: CETAX)

Class C (Symbol: CENNX)

Class I (Symbol: CENTX)

Centerstone International Fund

Class A (Symbol: CSIAX)

Class C (Symbol: CSINX)

Class I (Symbol: CINTX)

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 7, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

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Effective October 1, 2019 the following table replaces the Officers information on page 27 of the SAI:

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Abhay Deshpande** 1970	Trustee, President and Chief Executive Officer since January 2016.	Founder & Chief Investment Officer of the Adviser (2015 to present); Portfolio Manager, First Eagle Investment Management, LLC (2007-2014).	2	None
Philip Santopadre 1977	Treasurer, Secretary and Chief Financial Officer since March 2016	Chief Operating Officer, Chief Financial Officer and Chief Compliance Officer of the Adviser (March 2016 to present); Treasurer, First Eagle Funds and First Eagle Variable Funds (September 2005 to March 2016); Vice President, First Eagle Investment Management, LLC (July 2006- March 2016).	N/A	N/A
James Ash 1976	Chief Compliance Officer since October 2019	Senior Compliance Officer, Northern Lights Compliance Services, LLC (since April 2019); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019); Senior Vice President and Director of Legal Administration, Gemini Fund Services, LLC (2012 - 2017).	N/A	N/A

*  The term of office for each Trustee and Officer listed above will continue indefinitely.

** Abhay Deshpande is an “interested person” of the Trust as that term is defined under the 1940 Act because of his affiliation with Centerstone Investors, LLC, the Funds’ Adviser.

Please retain this Supplement with your Prospectus and Statement of Additional Information dated for future reference. These documents are available upon request and without charge by calling the Funds at 1-877-314-9006.